SIGNIFICANT CONCENTRATIONS	12 Months Ended
Dec. 31, 2012
SIGNIFICANT CONCENTRATIONS [Abstract]
SIGNIFICANT CONCENTRATIONS
18.	SIGNIFICANT CONCENTRATIONS

Our credit risk is somewhat limited due to a relatively large customer base and its dispersion across geographic areas of the PRC. During the years ended December 31, 2012 ,2011 and 2010, the Company had no customer which accounted for 10% or more of total revenue. As of December 31, 2012, the Company had one customer which accounted for approximately 15% of total accounts receivable. As of December 31, 2011, the Company had one customer which accounted for approximately 12% of total accounts receivable. As of December 31, 2010, the Company had one customer which accounted for approximately 81% of total accounts receivable.

All of the Group's suppliers are located in the PRC. During the year ended December 31, 2012, the Company had three suppliers which each accounted for approximately 37%, 23% and 20% of total purchases, respectively. During the year ended December 31, 2011, the Company had three suppliers which each accounted for approximately 43%, 25% and 11% of total purchases, respectively. During the year ended December 31, 2010, the Company had three suppliers which each accounted for approximately 30%, 24% and 12% of total purchases, respectively. As of December 31, 2012, the Company had two suppliers which accounted for approximately 23% and 10%, respectively of total accounts payable. As of December 31, 2011, the Company had two suppliers which accounted for approximately 55% and 18%, respectively of total accounts payable. As of December 31, 2010, the Company had two suppliers which accounted for approximately 19% and 16%, respectively of total accounts payable.